Loans (Tables)	6 Months Ended
Jun. 30, 2025
Loans [Abstract]
Schedule of Loans
	As of June 30, 2025	As of December 31, 2024
Short-term loan:
Everbright Bank	$4,048,244	$-
Post Savings Bank of China	697,973	684,997
Industrial Bank	977,162	958,996
Total	5,723,379	1,643,993

Long-term loan:
China Construction Bank	$67,544,444	$26,809,352
WeBank Co., Ltd.	52,655	86,905
Current portion	$28,729,896	$485,556
Non-current portion	$38,867,203	$26,410,701